Segment and Geographic Information and Product Related Information (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Geographical information
Net sales	$ 358,115,000	$ 365,434,000	$ 312,031,000	$ 312,290,000	$ 269,259,000	$ 334,067,000	$ 321,296,000	$ 305,529,000	$ 1,347,870,000	$ 1,230,151,000	$ 1,219,471,000
United States
Geographical information
Net sales									1,036,433,000	952,409,000	951,106,000
Canada
Geographical information
Net sales									198,714,000	182,350,000	185,706,000
Other International
Geographical information
Net sales									112,723,000	95,392,000	82,659,000
Total International
Geographical information
Net sales									311,437,000	277,742,000	268,365,000
Long lived assets	$ 35,200,000				$ 35,400,000				$ 35,200,000	$ 35,400,000